LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2020	2019	2018
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(273,557)	(211,956)	(231,428)
The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2020	2019	2018
Basic and diluted loss per share:
Weighted average number of common shares outstanding	96,983	100,659	100,684

	2020	2019	2018
Loss per share are as follows:
Basic and diluted	$(2.82)	$(2.11)	$(2.30)